Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2019
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Minimum Contractual Obligations
Amount
2020	$ 2,041
2021	2,172
2022	2,172
2023	2,086
2024	2,086
2025 and thereafter	10,260

Total	$ 20,817